================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22137

                       Oppenheimer Master Loan Fund, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                     Date of fiscal year end: September 30

                      Date of reporting period: 12/30/2011

================================================================================

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                PRINCIPAL
                                                                  AMOUNT       VALUE
----------------------------------------------------------------------------------------
CORPORATE LOANS--91.9%
----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--31.1%
----------------------------------------------------------------------------------------
AUTO COMPONENTS--2.3%
Allison Transmission, Inc., Sr. Sec. Credit Facilities
Term Loan, 2.78%, 8/7/14(1)                                    $20,352,884  $ 19,916,737
----------------------------------------------------------------------------------------
FleetPride Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.75%, 12/6/17(1)                          6,000,000     5,974,998
----------------------------------------------------------------------------------------
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.25%, 5/18/17(1)                               5,558,000     5,502,420
----------------------------------------------------------------------------------------
Remy International, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.25%, 12/16/16(1)                    3,628,350     3,576,947
----------------------------------------------------------------------------------------
TI Automotive Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 9.50%, 7/29/16(1)                                     4,554,000     4,554,000
----------------------------------------------------------------------------------------
Transtar Industries, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.50%, 12/21/16(1)                           3,118,500     3,087,315
----------------------------------------------------------------------------------------
UCI International, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%, 7/26/17(1)                     3,811,500     3,825,793
                                                                            ------------
                                                                              46,438,210
----------------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B1, 5.333%, 8/3/13(2)                                    8,937,437        44,732
----------------------------------------------------------------------------------------
DISTRIBUTORS--1.9%
General Nutrition Centers, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4.25%,
3/2/18(1)                                                        7,205,000     7,132,950
----------------------------------------------------------------------------------------
Leslie's Poolmart, Inc., Sr. Sec. Credit Facilities Term
Loan, 4.50%, 11/21/16(1)                                         8,662,500     8,516,320
----------------------------------------------------------------------------------------
Rite Aid Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche 5, 4.50%, 3/3/18(1)                                6,108,493     5,845,828
----------------------------------------------------------------------------------------
Savers, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.25%, 3/4/17(1)                                8,955,000     8,861,716
----------------------------------------------------------------------------------------
Sprouts Farmers LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6%, 4/18/18(1)                                        8,560,313     8,340,954
                                                                            ------------
                                                                              38,697,768
----------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.3%
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7%, 8/15/14(1)                                   6,151,537     5,705,550
----------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.8%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 7.50%,
4/22/16(1)                                                       9,002,900     8,639,029
----------------------------------------------------------------------------------------
American Seafoods Group LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.25%, 3/18/18(1)                10,150,673     9,820,776
----------------------------------------------------------------------------------------
Burger King Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.50%, 10/19/16(1)                         3,374,150     3,322,836
----------------------------------------------------------------------------------------
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 7%, 3/1/17(1)                    17,651,441    17,533,759
----------------------------------------------------------------------------------------
Caesars Entertainment Operating Co., Inc., Extended Sr.
Sec. Credit Facilities Term Loan, 4.668%, 1/28/18(1)            25,028,629    20,773,762
----------------------------------------------------------------------------------------

1 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT       VALUE
----------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
----------------------------------------------------------------------------------------
Cedar Fair LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4%, 12/15/17(1)                                $3,669,190  $  3,667,795
----------------------------------------------------------------------------------------
DineEquity, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 4.25%-5.178%, 10/19/17(1)                 6,387,426     6,309,179
----------------------------------------------------------------------------------------
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 3.074%, 6/30/14(1,3)                       3,635,823     3,129,836
----------------------------------------------------------------------------------------
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Delayed Draw, 3.074%, 6/30/14(1,3)                    1,897,141     1,633,122
----------------------------------------------------------------------------------------
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche 2L, 3.55%, 12/31/14(1)                        2,528,348     1,839,373
----------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.75%, 11/1/13(1)                            4,902,950     4,880,436
----------------------------------------------------------------------------------------
Las Vegas Sands LLC, Extended Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 2.93%, 11/23/16(1)                6,796,135     6,532,785
----------------------------------------------------------------------------------------
Las Vegas Sands LLC, Extended Sr. Sec. Credit Facilities
1st Lien Term Loan, Delayed Draw, 2.93%, 11/23/16(1)             1,514,322     1,453,118
----------------------------------------------------------------------------------------
MGM Mirage, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan:
Tranche C, 7%, 2/21/14(1)                                        1,945,000     1,910,356
Tranche E, 7%, 2/21/14(1)                                       22,178,056    21,776,079
----------------------------------------------------------------------------------------
Michael Foods, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.25%, 2/25/18(1)                                    15,071,012    14,901,463
----------------------------------------------------------------------------------------
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 9%, 2/17/17(1)                                   3,330,000     3,055,275
----------------------------------------------------------------------------------------
SeaWorld Parks & Entertainment, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4%, 8/17/17(1)         4,525,006     4,511,806
----------------------------------------------------------------------------------------
Six Flags Theme Parks, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3.25%, 11/23/18(1)                   12,800,000    12,760,000
----------------------------------------------------------------------------------------
Town Sports International, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7%, 5/11/18(1)                    8,023,125     7,972,980
----------------------------------------------------------------------------------------
Turtle Bay Holding Co. LLC, Sr. Sec. Credit Facilities
Term Loan:
Tranche A, 10.10%, 3/1/13(1,3)                                     310,808       301,484
Tranche B, 2.478%, 3/1/15(1,3)                                     624,200       505,602
                                                                            ------------
                                                                             157,230,851
----------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
Spectrum Brands Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5%-6.164%, 6/17/16(1)             5,552,740     5,564,305
----------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Ameristar Casinos, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4%, 4/16/18(1)                        4,327,300     4,330,905
----------------------------------------------------------------------------------------
Caesars Entertainment Corp. Sr. Credit Facilities 1st
Lien Term Loan, Tranche B, 9.25%, 4/25/17(1)                     6,670,000     6,380,969
                                                                            ------------
                                                                              10,711,874
----------------------------------------------------------------------------------------
MEDIA--15.1%
Advanstar Communications, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 2.83%, 6/2/14(1)                 15,689,496    11,139,542

2 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT       VALUE
----------------------------------------------------------------------------------------
MEDIA CONTINUED
----------------------------------------------------------------------------------------
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 10/9/16(1)                       $10,821,112 $  9,617,263
----------------------------------------------------------------------------------------
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6.90%, 7/15/13(1,3)                             1,869,816     1,075,144
----------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4%, 3/8/16(1)          1,238,299     1,217,660
----------------------------------------------------------------------------------------
Barrington Broadcasting LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.50%, 5/30/17(1)                 3,355,000     3,346,613
----------------------------------------------------------------------------------------
Carmike Cinemas, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.50%, 1/27/16(1)                                3,179,284     3,161,798
----------------------------------------------------------------------------------------
Cengage Learning Holdings II LP, Sr. Sec. Credit
Facilities Incremental Term Loan, 7.50%, 7/3/14(1)               6,840,909     6,379,148
----------------------------------------------------------------------------------------
Cengage Learning Holdings II LP, Sr. Sec. Credit
Facilities Term Loan, 2.546%, 7/3/14(1)                         10,444,700     8,943,275
----------------------------------------------------------------------------------------
Charter Communications Operation LLC, Extended Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche C, 3.83%,
9/6/16(1)                                                        1,593,754     1,562,378
----------------------------------------------------------------------------------------
Charter Communications Operation LLC, Sr. Sec. Credit
Facilities 3rd Lien Term Loan, 2.796%, 9/6/14(1)                 4,484,063     4,343,936
----------------------------------------------------------------------------------------
Charter Communications, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche T2 Add-on, 7.151%, 3/6/14(1)                    401,231       401,106
----------------------------------------------------------------------------------------
Cinram International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 10.62%, 12/31/13(1,3)             9,922,785     4,229,588
----------------------------------------------------------------------------------------
Cinram International, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 1.275%, 1/21/12(1,3)                         4,123,096       309,232
----------------------------------------------------------------------------------------
Clear Channel Communications, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan:
Tranche A, 3.696%, 7/30/14(1)                                    9,160,000     8,026,450
Tranche B, 3.946%, 1/29/16(1)                                    7,172,153     5,321,336
----------------------------------------------------------------------------------------
Cumulus Media, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.75%, 7/22/18(1)                          5,658,000     5,550,736
----------------------------------------------------------------------------------------
DG FastChannel, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.75%, 6/15/18(1)                     4,987,500     4,912,712
----------------------------------------------------------------------------------------
Dex Media West LLC, Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 7.25%, 10/24/14(1)                               6,149,234     3,455,100
----------------------------------------------------------------------------------------
Entercom Radio LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.25%, 11/23/18(1)                         2,000,000     2,003,334
----------------------------------------------------------------------------------------
Fox Acquisition Sub LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.75%, 7/14/15(1)                               18,406,790    18,023,156
----------------------------------------------------------------------------------------
Gray Television, Inc., Sr. Sec. Credit Facilities Term
Loan, 3.78%, 12/31/14(1)                                         7,055,067     6,861,017
----------------------------------------------------------------------------------------
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.521%, 6/1/12(1)                    20,734,728    20,708,810
----------------------------------------------------------------------------------------
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.25%, 4/2/18(1)                  1,243,750     1,241,159
----------------------------------------------------------------------------------------
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities
Term Loan, 3.391%, 2/1/14(1)                                    19,631,580    18,738,343
----------------------------------------------------------------------------------------

3 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT       VALUE
----------------------------------------------------------------------------------------
MEDIA CONTINUED
----------------------------------------------------------------------------------------
Knology, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4%, 8/18/17(1)                                 $4,406,700  $  4,318,566
----------------------------------------------------------------------------------------
Lin Television Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 12/31/18(1)                       2,845,000     2,834,331
----------------------------------------------------------------------------------------
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche A, 5.245%-5.321%, 3/29/13(1)                 18,238,955    16,643,047
----------------------------------------------------------------------------------------
Mediacom Communications Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche E, 4.50%,
10/23/17(1)                                                      5,431,250     5,277,366
----------------------------------------------------------------------------------------
Mediacom Communications Corp./MCC Georgia LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche FA, 4.50%,
10/23/17(1)                                                      6,912,500     6,765,609
----------------------------------------------------------------------------------------
Mediacom LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche D, 5.50%, 3/31/17(1)                                     4,340,632     4,313,504
----------------------------------------------------------------------------------------
Merrill Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.50%, 12/24/12(1)                                         5,000,000     4,816,665
----------------------------------------------------------------------------------------
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 12.911%-13.62%, 11/15/13(1,3)                             11,264,919    10,757,998
----------------------------------------------------------------------------------------
Mood Media Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7%, 5/6/18(1)                              7,462,500     6,890,373
----------------------------------------------------------------------------------------
Newport Television LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 8.877%, 9/14/16(1)                             13,712,961    13,704,390
----------------------------------------------------------------------------------------
Newport Television LLC/High Plains Broadcasting
Operating Co. LLC, Sr. Sec. Credit Facilities Term Loan,
8.877%, 9/14/16(1)                                               3,665,263     3,662,973
----------------------------------------------------------------------------------------
OneLink Communications/San Juan Cable LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, 6%, 6/9/17(1)              7,248,575     6,994,875
----------------------------------------------------------------------------------------
Penton Media, Inc., Sr. Sec. Credit Facilities Exit Term
Loan:
Tranche B, 4.619%, 8/1/14(1,3)                                      29,528        18,652
Tranche B, 4.61%-4.619%, 8/1/14(1,3)                            10,805,222     6,825,303
----------------------------------------------------------------------------------------
Playboy Enterprises, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 8.25%, 3/6/17(1)                               919,851       883,057
----------------------------------------------------------------------------------------
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.50%, 3/31/16(1)                          6,465,677     6,025,203
----------------------------------------------------------------------------------------
Sinclair Television Group, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 3%-4%,
10/28/16(1)                                                      4,781,389     4,793,154
----------------------------------------------------------------------------------------
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan:
Tranche A, 8%, 9/29/14(1)                                          401,784       369,641
Tranche B, 8%, 9/29/14(1,3)                                        357,141       355,355
----------------------------------------------------------------------------------------
Summit Entertainment LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 7.50%, 9/7/16(1)                      9,587,929     9,492,050
----------------------------------------------------------------------------------------
Univision Communications, Inc., Extended Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.546%, 3/31/17(1)                8,157,000     7,471,306
----------------------------------------------------------------------------------------
Univision Communications, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 2.296%, 9/29/14(1)                2,000,000     1,914,722
----------------------------------------------------------------------------------------
Wide Open West Finance LLC, Sr. Sec. Credit Facilities
1st Lien Incremental Term Loan, 6.774%-8.63%, 6/30/14(1)         7,155,812     6,878,524
----------------------------------------------------------------------------------------
Wide Open West Finance LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 2.787%-4.685%, 6/30/14(1)         5,422,605     5,088,209
----------------------------------------------------------------------------------------

4 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT       VALUE
----------------------------------------------------------------------------------------
MEDIA CONTINUED
Zuffa LLC, Sr. Sec. Credit Facilities Incremental Term
Loan, Tranche B, 7.50%, 6/19/15(1)                             $16,407,596  $ 16,462,283
                                                                            ------------
                                                                             304,125,992
----------------------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
99 Cents Only Stores, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%, 10/4/18(1)                     7,095,000     7,032,919
----------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., Sec. Credit Facilities 1st
Lien Term Loan, 4.75%, 5/16/18(1)                                4,445,000     4,299,613
                                                                            ------------
                                                                              11,332,532
----------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.7%
Burlington Coat Factory Warehouse Corp., Extended Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
6.25%, 2/23/17(1)                                                4,937,500     4,857,952
----------------------------------------------------------------------------------------
Claire's Stores, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3.046%-3.178%, 5/29/14(1)            12,098,096    10,489,423
----------------------------------------------------------------------------------------
Jo-Ann Stores, Inc., Sr. Sec Credit Facilities 1st Lien
Term Loan, Tranche B, 4.75%, 3/19/18(1)                         10,795,750    10,390,909
----------------------------------------------------------------------------------------
Sports Authority, Inc. (The), Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.50%, 11/16/17(1)                1,980,000     1,915,650
----------------------------------------------------------------------------------------
Toys R Us Delaware, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6%, 9/1/16(1)                         5,628,750     5,571,292
                                                                            ------------
                                                                              33,225,226
----------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.25%-6.164%, 12/22/16(1)                                 13,932,476    13,096,528
----------------------------------------------------------------------------------------
CONSUMER STAPLES--2.9%
----------------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
Del Monte Foods Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.50%, 3/8/18(1)                          14,925,000    14,216,063
----------------------------------------------------------------------------------------
JBS USA LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.25%, 5/25/18(1)                               2,992,500     2,925,169
----------------------------------------------------------------------------------------
Pierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7%-7.397%, 9/30/16(1)                                15,750,798    15,721,265
----------------------------------------------------------------------------------------
Pierre Foods, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 11.25%, 9/29/17(1)                                    6,525,000     6,484,219
                                                                            ------------
                                                                              39,346,716
----------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 9.863%, 3/5/15(1,3)                                        1,256,379     1,193,560
----------------------------------------------------------------------------------------
NBTY, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.25%, 10/1/17(1)                              4,952,550     4,911,692
----------------------------------------------------------------------------------------
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.75%-5.671%, 11/19/17(1)                                 13,218,047    13,107,900
                                                                            ------------
                                                                              19,213,152
----------------------------------------------------------------------------------------

5 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT       VALUE
----------------------------------------------------------------------------------------
ENERGY--2.4%
----------------------------------------------------------------------------------------
Energy Equipment & Services--2.2%
Bourland & Leverich Supply, Sr. Sec. Credit Facilities
1st Lien Term Loan, 11%, 8/19/15(1)                             $4,917,000  $  4,794,075
----------------------------------------------------------------------------------------
Buffalo Gulf Coast Terminals, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.50%, 9/2/17(1)                             6,693,225     6,726,691
----------------------------------------------------------------------------------------
Frac Tech International LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.25%, 5/6/16(1)                  5,886,662     5,820,896
----------------------------------------------------------------------------------------
Hercules Offshore LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 7.50%, 7/11/13(1)                     8,122,649     7,970,349
----------------------------------------------------------------------------------------
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.50%, 4/20/17(1)                           15,408,361    15,432,444
----------------------------------------------------------------------------------------
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities
Term Loan:
Tranche I-A, 6.50%, 4/20/17(1)                                   2,041,734     2,044,925
Tranche I-M, 6.50%, 4/20/17(1)                                   1,247,103     1,249,052
                                                                            ------------
                                                                              44,038,432
----------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--0.2%
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4%, 3/18/18(1)                             4,703,213     4,700,273
----------------------------------------------------------------------------------------
FINANCIALS--4.5%
----------------------------------------------------------------------------------------
CAPITAL MARKETS--2.1%
AGFS Funding Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.50%, 5/10/17(1)                                    19,905,000    17,373,343
----------------------------------------------------------------------------------------
Fortress Investment Group LLC, Sr. Sec. Credit
Facilities Term Loan, 5.75%, 10/7/15(1)                          3,659,464     3,645,741
----------------------------------------------------------------------------------------
Nuveen Investments, Inc., Extended Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.925%-6.079%, 5/13/17(1)         9,278,420     8,944,982
----------------------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 12.50%, 7/31/15                                  6,630,000     6,881,390
----------------------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Sec. Credit Facilities
Term Loan, 3.425%-3.579%, 11/13/14(1)                            6,938,575     6,633,277
                                                                            ------------
                                                                              43,478,733
----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche A2, 7%, 6/30/14(1)                      10,000,000     9,725,000
----------------------------------------------------------------------------------------
INSURANCE--1.3%
ILFC Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 7%, 3/17/16(1)                                 8,653,846     8,710,096
----------------------------------------------------------------------------------------
International Lease Finance Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B1, 6.75%,
3/17/15(1)                                                       8,346,154     8,396,581
----------------------------------------------------------------------------------------
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.546%, 4/3/14(1)                           10,550,453     8,387,610
                                                                            ------------
                                                                              25,494,287
----------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
Realogy Corp., Extended Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.437%-4.691%, 10/10/16(1)            7,711,714     6,919,882
----------------------------------------------------------------------------------------

6 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT       VALUE
----------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT CONTINUED
Realogy Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Delayed Draw, Tranche B, 13.50%, 10/15/17                 $5,443,000  $  5,463,411
                                                                            ------------
                                                                              12,383,293
----------------------------------------------------------------------------------------
HEALTH CARE--9.9%
----------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.4%
Grifols SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan,
Tranche B, 6%, 10/10/16(1)                                       8,744,317     8,736,123
----------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
Axcan Intermediate Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Delayed Draw, Tranche B,
5.50%, 2/10/17(1)                                                4,920,263     4,846,459
----------------------------------------------------------------------------------------
Capsugel Holdings US, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.25%, 7/16/18(1)                 3,800,475     3,811,877
----------------------------------------------------------------------------------------
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 2/25/17(1)                       15,594,843    14,132,826
----------------------------------------------------------------------------------------
Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.75%, 12/22/16(1)                              4,469,925     4,444,728
----------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4%, 6/17/18(1)         1,254,883     1,257,079
----------------------------------------------------------------------------------------
Golden Gate National Senior Care LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5%, 5/4/18(1)                     11,211,635     9,804,575
----------------------------------------------------------------------------------------
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5%, 4/6/18(1)                                         5,902,912     5,504,466
----------------------------------------------------------------------------------------
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 5/3/18(1)                         5,503,413     5,324,552
----------------------------------------------------------------------------------------
National Mentor Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 7%, 2/9/17(1)          6,706,837     6,170,290
----------------------------------------------------------------------------------------
Renal Advantage Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.75%,
12/17/16(1)                                                      1,485,000     1,485,928
----------------------------------------------------------------------------------------
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 3.296%, 5/20/14(1)                              5,058,096     4,865,256
                                                                            ------------
                                                                              61,648,036
----------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.8%
Ardent Health Services LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.50%, 9/15/15(1)                           11,291,435    11,220,863
----------------------------------------------------------------------------------------
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 8.50%,
4/14/15(1)                                                       5,462,651     5,421,681
----------------------------------------------------------------------------------------
Aveta, Inc./NAMM Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 8.50%,
4/14/15(1)                                                       5,462,651     5,421,681
----------------------------------------------------------------------------------------
Community Health Systems, Inc., Extended Sr. Sec. Credit
Facilities 1st Lien Term Loan, 3.796%-4.023%, 1/25/17(1)         2,108,523     2,044,388
----------------------------------------------------------------------------------------
Emergency Medical Services Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.25%, 5/25/18(1)                11,428,637    11,176,259
----------------------------------------------------------------------------------------
Gentiva Health Services, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B1, 4.75%,
8/17/16(1)                                                      10,605,163     9,535,812
----------------------------------------------------------------------------------------
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B3, 3.829%, 5/1/18(1)                              5,917,784     5,608,331
----------------------------------------------------------------------------------------

7 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT       VALUE
----------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
----------------------------------------------------------------------------------------
Healthspring, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6%, 10/21/16(1)                           $5,475,783  $  5,434,715
----------------------------------------------------------------------------------------
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.25%, 6/1/18(1)                                 9,755,550     9,113,313
----------------------------------------------------------------------------------------
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.75%, 8/26/17(1)                                    13,386,440    12,800,783
----------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan, 6.25%, 10/10/18(1)         5,095,000     5,088,631
----------------------------------------------------------------------------------------
SHG Services LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 8.75%, 10/18/16(1)                         6,983,889     5,709,330
----------------------------------------------------------------------------------------
Select Medical Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%-5.918%, 6/1/18(1)              14,847,788    14,204,388
----------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5%, 1/29/16(1)         7,388,201     7,261,988
----------------------------------------------------------------------------------------
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st
Lien Term Loan, Tranche B, 6.50%, 8/4/16(1)                      5,925,300     5,688,288
                                                                            ------------
                                                                             115,730,451
----------------------------------------------------------------------------------------
PHARMACEUTICALS--0.6%
PTS Acquisition Corp., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 2.546%, 4/10/14(1)                             12,574,815    12,129,453
----------------------------------------------------------------------------------------
INDUSTRIALS--24.2%
----------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.1%
AM General LLC, Sr. Sec. Credit Facilities Letter of
Credit Term Loan, 3.296%, 9/28/12(1)                               450,730       419,179
----------------------------------------------------------------------------------------
AM General LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.27%, 9/30/13(1)                                     7,448,120     6,926,751
----------------------------------------------------------------------------------------
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%, 4/20/17(1)                     5,321,663     5,055,579
----------------------------------------------------------------------------------------
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.25%, 3/7/16(1)                                11,449,036    10,805,028
----------------------------------------------------------------------------------------
DynCorp International LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.25%, 7/7/16(1)                 7,545,096     7,433,806
----------------------------------------------------------------------------------------
Evergreen Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 12.082%, 6/30/15(1)                             11,109,375    10,026,211
----------------------------------------------------------------------------------------
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche A, 10.50%, 3/26/14(1)                   17,429,882    13,736,925
----------------------------------------------------------------------------------------
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities
Letter of Credit Term Loan, 2.396%, 3/26/14(1)                     113,101        85,434
----------------------------------------------------------------------------------------
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 2.579%, 3/26/14(1)                              1,828,996     1,381,578
----------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 9.25%, 12/30/12(1)                          19,432,677    18,461,043
----------------------------------------------------------------------------------------
United Air Lines, Inc., Sr. Sec. Credit Facilities Term
Loan, 2.313%, 2/1/14(1)                                          9,727,729     9,334,485
                                                                            ------------
                                                                              83,666,019
----------------------------------------------------------------------------------------

8 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT       VALUE
----------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.2%
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 11%, 4/30/16(1)                                $15,366,000  $ 13,336,413
----------------------------------------------------------------------------------------
Champion Opco LLC, Sr. Sec. Credit Facilities Term Loan,
10.03%, 5/11/13(1,3)                                             1,258,407     1,044,478
----------------------------------------------------------------------------------------
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.231%, 3/21/11(2)                           1,837,461       229,683
----------------------------------------------------------------------------------------
Goodman Global, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 9%, 10/30/17(1)                                    797,727       802,879
----------------------------------------------------------------------------------------
Summit Materials LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.50%, 12/31/15(1)                    8,787,344     8,743,407
                                                                            ------------
                                                                              24,156,860
----------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--8.8%
Advantage Sales & Marketing LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.25%, 12/17/17(1)                6,461,175     6,364,257
----------------------------------------------------------------------------------------
Advantage Sales & Marketing LLC, Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 9.25%, 6/18/18(1)                 4,188,000     4,061,053
----------------------------------------------------------------------------------------
Allied Security Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5%, 2/3/17(1)                     3,473,750     3,478,092
----------------------------------------------------------------------------------------
Allied Security Holdings LLC, Sr. Sec. Credit Facilities
2nd Lien Term Loan, 8.50%, 2/2/18(1)                             2,000,000     1,967,500
----------------------------------------------------------------------------------------
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.50%, 5/24/18(1)                              16,418,182    16,212,955
----------------------------------------------------------------------------------------
Asurion Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 9%, 5/24/19(1)                                             5,260,000     5,207,400
----------------------------------------------------------------------------------------
Bright Horizons LP, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.296%-6.164%, 5/28/15(1)                       3,474,670     3,450,782
----------------------------------------------------------------------------------------
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6%, 3/16/17(1)                        6,550,500     6,370,361
----------------------------------------------------------------------------------------
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 10%, 3/16/18(1)                                  2,380,000     2,192,575
----------------------------------------------------------------------------------------
Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 3.296%-3.383%, 11/9/14(1)                                  4,893,177     4,424,249
----------------------------------------------------------------------------------------
EVERTEC, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.25%, 9/30/16(1)                               4,745,955     4,666,854
----------------------------------------------------------------------------------------
Fidelity National Information Services, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%,
7/18/16(1)                                                      12,744,728    12,773,340
----------------------------------------------------------------------------------------
Fifth Third Processing Solutions LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B1, 4.50%,
11/3/16(1)                                                         476,400       476,003
----------------------------------------------------------------------------------------
First Data Corp., Extended Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.294%, 3/24/18(1)                          21,961,525    18,475,133
----------------------------------------------------------------------------------------
First Data Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B-1, 3.044%, 9/24/14(1)                                  1,073,396       972,168
Tranche B-2, 3.044%, 9/24/14(1)                                    856,596       774,899
Tranche B-3, 3.044%, 9/24/14(1)                                    258,170       233,823
----------------------------------------------------------------------------------------
Interactive Data Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.50%, 2/11/18(1)                               14,305,115    14,185,910
----------------------------------------------------------------------------------------

9 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT       VALUE
----------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
----------------------------------------------------------------------------------------
KAR Auction Services, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5%, 5/19/17(1)                   $5,567,025  $  5,504,396
----------------------------------------------------------------------------------------
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.25%, 6/20/16(1)                          6,681,486     6,648,079
----------------------------------------------------------------------------------------
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.50%, 12/20/16(1)                                   4,760,000     4,712,400
----------------------------------------------------------------------------------------
MoneyGram International, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4.50%,
11/18/17(1)                                                      3,583,077     3,536,049
----------------------------------------------------------------------------------------
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 10%, 7/20/13(1)                                555,000       521,700
----------------------------------------------------------------------------------------
NEW Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6%, 3/23/16(1)                                        8,714,284     8,082,500
----------------------------------------------------------------------------------------
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2.296%-2.428%, 9/30/14(1)                                  5,825,000     4,827,468
----------------------------------------------------------------------------------------
Sedgwick CMS, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5%, 12/31/16(1)                                       5,302,942     5,196,883
----------------------------------------------------------------------------------------
TransUnion LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.75%, 2/10/18(1)                               6,907,800     6,903,483
----------------------------------------------------------------------------------------
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, Tranche B, 4.869%, 8/21/15(1)                         3,513,256     2,937,472
----------------------------------------------------------------------------------------
U.S. Investigations Services, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 3.037%, 2/21/15(1)              9,795,362     9,121,931
----------------------------------------------------------------------------------------
Waste Industries USA, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.75%, 3/17/17(1)                 7,279,988     7,152,588
----------------------------------------------------------------------------------------
West Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B4, 4.546%-4.779%, 7/15/16(1)                      5,847,569     5,825,641
                                                                            ------------
                                                                             177,257,944
----------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Custom Building Products, Sr. Sec. Credit Facilities
Term Loan, 5.75%, 3/19/15(1)                                     3,803,390     3,774,864
----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.7%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%, 12/8/16(1)                     1,300,175     1,274,984
----------------------------------------------------------------------------------------
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 9.25%, 6/8/17(1)                                 1,745,000     1,711,191
----------------------------------------------------------------------------------------
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.50%, 4/27/17(1)                                     7,196,900     7,070,954
----------------------------------------------------------------------------------------
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 9.50%, 10/27/17(1)                                    1,090,000     1,046,400
----------------------------------------------------------------------------------------
BNY ConvergEx Group LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 12/19/16(1)                      11,965,164    11,621,166
----------------------------------------------------------------------------------------
CCC Information Services Group, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.50%,
11/11/15(1)                                                      1,485,000     1,485,619
----------------------------------------------------------------------------------------
Eagle Parent, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5%, 5/16/18(1)                             9,298,275     8,779,124
----------------------------------------------------------------------------------------
Freescale Semiconductor Holdings, Inc., Extended Sr.
Sec. Credit Facilities 1st Lien Term Loan, 4.52%,
12/1/16(1)                                                      21,541,258    20,787,314
----------------------------------------------------------------------------------------

10 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT       VALUE
----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
----------------------------------------------------------------------------------------
OpenLink Financial, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7.75%, 10/6/17(1)                               $5,000,000  $  5,018,750
----------------------------------------------------------------------------------------
Reynolds & Reynolds Co. (The), Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 3.75%,
4/21/18(1)                                                       2,899,286     2,889,138
----------------------------------------------------------------------------------------
Trizetto Group Inc. (The), Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.75%, 5/2/18(1)                 12,800,675    12,614,003
                                                                            ------------
                                                                              74,298,643
----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.3%
Hillman Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B2, 5%, 5/31/16(1)                            5,651,361     5,580,718
----------------------------------------------------------------------------------------
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 3/7/17(1)                         3,564,000     3,537,270
----------------------------------------------------------------------------------------
Precision Partners, Inc., Sr. Sec. Credit Facilities
Term Loan, 10.849%, 8/26/13(1)                                   5,791,805     5,675,969
----------------------------------------------------------------------------------------
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.75%, 5/9/17(1)                                      7,101,325     7,024,396
----------------------------------------------------------------------------------------
Terex Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche 2, 5.50%, 4/28/17(1)                               4,488,750     4,513,066
                                                                            ------------
                                                                              26,331,419
----------------------------------------------------------------------------------------
MACHINERY--2.2%
BOC Edwards Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.50%, 5/31/16(1)                          7,128,100     6,733,082
----------------------------------------------------------------------------------------
Colfax Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.50%, 9/12/18(1)                               3,910,000     3,916,721
----------------------------------------------------------------------------------------
Edwards Cayman Islands II Ltd., Extended Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.50%,
5/31/16(1)                                                         997,487       941,379
----------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.25%, 11/13/17(1)                2,772,200     2,744,456
----------------------------------------------------------------------------------------
Pinafore LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.25%, 9/29/16(1)                               8,787,412     8,773,686
----------------------------------------------------------------------------------------
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.80%, 7/31/14(1)                           19,601,628    18,221,340
----------------------------------------------------------------------------------------
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 2.80%, 7/31/14(1)                       2,458,891     2,285,743
                                                                            ------------
                                                                              43,616,407
----------------------------------------------------------------------------------------
ROAD & RAIL--1.9%
Swift Transportation Co., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6%, 12/21/16(1)                                 13,496,241    13,541,225
----------------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit
Facilities Term Loan, 7%, 10/12/14(1)                           24,555,528    24,003,030
                                                                            ------------
                                                                              37,544,255
----------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 7%, 6/5/16(1)                         4,180,000     4,127,750
----------------------------------------------------------------------------------------
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.50%, 9/1/16(1)                                 4,960,000     4,885,600
----------------------------------------------------------------------------------------

11 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT       VALUE
----------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS CONTINUED
----------------------------------------------------------------------------------------
Walter Investment Management Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 7.75%,
6/30/16(1)                                                      $3,850,000  $  3,854,813
----------------------------------------------------------------------------------------
Walter Investment Management Corp., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 12.50%, 9/28/16(1)                3,000,000     3,035,625
                                                                            ------------
                                                                              15,903,788
----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.1%
----------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.5%
CDW Corp., Extended Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4%, 7/15/17(1)                            11,431,526    10,874,239
----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Aeroflex, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.25%, 5/9/18(1)                                4,021,550     3,800,365
----------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B3, 5.006%, 10/26/17(1)                  3,609,836     3,312,024
----------------------------------------------------------------------------------------
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 3.256%, 10/24/14(1)                            1,797,095     1,725,211
                                                                            ------------
                                                                               5,037,235
----------------------------------------------------------------------------------------
IT SERVICES--0.6%
Datatel, Inc., Sr. Sec Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 6/5/18(1)                                   2,720,000     2,725,100
----------------------------------------------------------------------------------------
Datatel, Inc., Sr. Sec Credit Facilities 2nd Lien Term
Loan, 8.75%, 2/19/18(1)                                          2,860,000     2,874,300
----------------------------------------------------------------------------------------
Telcordia Technologies, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.75%, 4/30/16(1)                            7,340,934     7,304,229
                                                                            ------------
                                                                              12,903,629
----------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
NXP BV/NXP Funding LLC, Sr. Sec Credit Facilities 1st
Lien Term Loan, 5.50%, 3/4/17(1)                                 3,223,920     3,133,248
----------------------------------------------------------------------------------------
SOFTWARE--0.3%
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.50%, 11/3/16(1)                                          4,017,975     4,012,953
----------------------------------------------------------------------------------------
Verint Systems, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.50%, 10/27/17(1)                    2,052,369     2,036,976
                                                                            ------------
                                                                               6,049,929
----------------------------------------------------------------------------------------
MATERIALS--9.4%
----------------------------------------------------------------------------------------
CHEMICALS--4.5%
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, Tranche B, 5.50%, 8/29/16(1)                          5,356,000     5,392,823
----------------------------------------------------------------------------------------
Cristal Inorganic Chemicals, Inc., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 6.329%, 11/15/14(1)                 600,000       597,375
----------------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan:
Tranche C1-B, 4.063%, 5/5/15(1)                                  1,595,236     1,540,901
Tranche C2-B, 4.375%, 5/5/15(1)                                    832,487       804,132
----------------------------------------------------------------------------------------

12 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT       VALUE
----------------------------------------------------------------------------------------
CHEMICALS CONTINUED
----------------------------------------------------------------------------------------
Tranche C4-B, 4.188%, 5/5/15(1)                                 $4,718,237  $  4,529,531
----------------------------------------------------------------------------------------
Houghton International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.75%, 1/29/16(1)                 3,374,515     3,368,188
----------------------------------------------------------------------------------------
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan:
Tranche B2, 7.501%, 12/16/13(1)                                  4,572,516     4,681,113
Tranche C2, 8.001%, 12/16/14(1)                                  4,669,946     4,780,857
----------------------------------------------------------------------------------------
K2 Pure Solutions NoCal LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 10%, 9/10/15(1)                              3,790,500     3,724,166
----------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., Extended Sr. Sec.
Credit Facilities 1st Lien Term Loan, 3.813%, 5/5/15(1)          7,171,071     6,870,782
----------------------------------------------------------------------------------------
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5%, 9/8/17(1)                              2,462,501     2,402,477
----------------------------------------------------------------------------------------
Norit NV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.75%, 7/8/17(1)                                                 1,695,981     1,687,501
----------------------------------------------------------------------------------------
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
3.54%-3.68%, 7/30/14(1)                                          3,088,716     2,918,837
----------------------------------------------------------------------------------------
PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
6.80%, 7/30/15(1)                                               19,555,358    17,410,390
----------------------------------------------------------------------------------------
PolyOne Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 11/30/17(1)                                 1,015,000     1,018,375
----------------------------------------------------------------------------------------
Potters Holdings II LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6%, 5/6/17(1)                                    1,805,475     1,796,448
----------------------------------------------------------------------------------------
Potters Holdings II LP, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 10.25%, 11/6/17(1)                               1,535,000     1,529,884
----------------------------------------------------------------------------------------
Styron Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6%, 8/2/17(1)                                  13,879,519    12,017,347
----------------------------------------------------------------------------------------
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 6/30/17(1)                                 14,919,300    14,434,423
                                                                            ------------
                                                                              91,505,550
----------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.2%
CPG International, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6%, 2/18/17(1)                                   5,954,887     5,724,135
----------------------------------------------------------------------------------------
Capital Auto LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5%, 3/11/17(1)                             7,578,551     7,408,034
----------------------------------------------------------------------------------------
Henry Co., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.25%, 12/22/16(1)                                         4,962,500     4,900,469
----------------------------------------------------------------------------------------
Realogy Corp., Non-Extended Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 3.441%, 10/10/13(1)               5,947,274     5,586,720
----------------------------------------------------------------------------------------
Realogy Corp., Non-Extended Sr. Sec. Credit Facilities
1st Lien Term Loan, 3.239%, 10/10/13(1)                            632,907       594,537
                                                                            ------------
                                                                              24,213,895
----------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--2.5%
Anchor Glass Container Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, 6%, 3/2/16(1)                                8,538,798     8,528,124
----------------------------------------------------------------------------------------
Anchor Glass Container Corp., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 10%, 9/2/16(1)                              12,000,000    11,970,000
----------------------------------------------------------------------------------------

13 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT       VALUE
----------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
----------------------------------------------------------------------------------------
Consolidated Container Co., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 5.813%, 9/28/14(1)                         $19,000,000  $ 16,150,000
----------------------------------------------------------------------------------------
Hilex Poly Co. LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 11.25%, 11/19/15(1)                        4,319,750     4,260,354
----------------------------------------------------------------------------------------
Reynolds Group Holdings Ltd., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche E, 6.50%, 2/9/18(1)                  8,590,940     8,526,508
                                                                            ------------
                                                                              49,434,986
----------------------------------------------------------------------------------------
METALS & MINING--0.9%
Aleris International, Inc., Sr. Sec. Credit Facilities
Term Loan, 2.408%, 12/19/13(2)                                     837,221            84
----------------------------------------------------------------------------------------
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.25%, 3/15/17(1)                     6,510,000     6,510,000
----------------------------------------------------------------------------------------
JMC Steel Group, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.75%, 4/1/17(1)                                      3,383,000     3,359,742
----------------------------------------------------------------------------------------
Novelis, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 3.75%, 3/10/17(1)                                          4,752,000     4,683,096
----------------------------------------------------------------------------------------
Walter Industries, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4%, 4/2/18(1)                         2,747,269     2,730,384
                                                                            ------------
                                                                              17,283,306
----------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 9%-9.123%, 11/19/16(1)                     7,227,000     6,847,583
----------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.7%
----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 2.546%-2.829%, 6/2/14(1)                 14,384,322    13,449,341
----------------------------------------------------------------------------------------
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B3, 5.75%, 9/1/18(1)                    10,000,000     9,868,750
----------------------------------------------------------------------------------------
U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.75%, 2/23/17(1)                     5,214,684     4,849,656
                                                                            ------------
                                                                              28,167,747
----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.3%
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 7%, 11/11/17(1)                      15,230,000    14,925,400
----------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B3, 4.063%, 3/19/18(1)                  11,053,857    10,777,511
                                                                            ------------
                                                                              25,702,911
----------------------------------------------------------------------------------------
UTILITIES--2.7%
----------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.7%
AES Corp. (The), Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.25%, 5/28/18(1)                                     1,989,975     1,990,908
----------------------------------------------------------------------------------------
BRSP LLC, Sr. Sec. Credit Facilities Term Loan, 7.50%,
6/24/14(1)                                                       6,084,786     6,115,210
----------------------------------------------------------------------------------------
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd
Lien Term Loan, Tranche B, 3.855%, 10/19/15(1,3)                 2,780,800     1,656,893
----------------------------------------------------------------------------------------

14 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT       VALUE
-----------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
-----------------------------------------------------------------------------------------
GenOn Energy, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6%, 9/20/17(1)                            $5,954,625  $   5,950,159
-----------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7%, 7/28/17(1)                               6,004,825      5,929,765
-----------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
2nd Lien Term Loan, 10.25%, 7/28/18(1)                           1,270,000      1,206,500
-----------------------------------------------------------------------------------------
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 5.709%, 2/22/15(1,3)                                      17,829,170     12,851,854
-----------------------------------------------------------------------------------------
New Development Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.50%, 4/1/18(1)                  5,950,025      5,840,943
-----------------------------------------------------------------------------------------
Texas Competitive Electric Holdings Co. LLC, Extended
Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.776%,
10/10/17(1)                                                     21,708,018     13,820,779
                                                                            -------------
                                                                               55,363,011
                                                                            -------------
Total Corporate Loans (Cost $1,900,525,053)                                 1,849,665,350
-----------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--1.0%
Aleris International, Inc., 6% Bonds, 7/1/20                        43,747         43,747
-----------------------------------------------------------------------------------------
Berry Plastics Corp., 5.153% Sr. Sec. Nts., 2/15/15(1)           3,530,000      3,503,525
-----------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 4.421% Sr. Sec. Nts.,
9/15/14(1)                                                       8,685,000      8,207,325
-----------------------------------------------------------------------------------------
Lyondell Chemical Co., 11% Sr. Sec. Nts., 5/1/18                 3,236,717      3,552,297
-----------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verso Paper, Inc., 4.179% Sr.
Sec. Nts., Series B, 8/1/14(1)                                   8,177,500      5,192,713
                                                                            -------------
Total Corporate Bonds and Notes (Cost $22,314,449)                             20,499,607


                                                                  SHARES
----------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
Alpha Media Group, Inc., Preferred(4) (Cost $0)                        105            --
----------------------------------------------------------------------------------------
COMMON STOCKS--1.3%
Aleris Corp.(5)                                                     50,627     2,354,156
----------------------------------------------------------------------------------------
Alpha Media Group, Inc.(4)                                             784            --
----------------------------------------------------------------------------------------
Champion Opco LLC(4)                                               237,986       114,233
----------------------------------------------------------------------------------------
Cinram International Income Fund(4)                                401,498        11,823
----------------------------------------------------------------------------------------
Levlad LLC(4)                                                        7,730        57,974
----------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Studios, Inc.(4)                               278,942     6,032,121
----------------------------------------------------------------------------------------
Turtle Bay Holding Co. LLC(4)                                      293,838       301,184
----------------------------------------------------------------------------------------
Young Broadcasting, Inc., Cl. A(4,6)                                 5,508    16,799,400
                                                                            ------------
Total Common Stocks (Cost $21,086,588)                                        25,670,891

                                                                   UNITS
----------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.5%
Champion Opco LLC Wts., Strike Price $0.000001, Exp.
1/27/20(4)                                                          86,682            --
----------------------------------------------------------------------------------------
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp.
12/18/16(4)                                                           6,081     4,864,800


15 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

                                                                   UNITS        VALUE
----------------------------------------------------------------------------------------

Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp.              1,920  $  5,856,000
12/24/24(4,6)
                                                                            ------------
Total Rights, Warrants and Certificates (Cost $5,482,651)                     10,720,800


                                                                   SHARES
----------------------------------------------------------------------------------------------
INVESTMENT COMPANY--6.2%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.20%(6,7)
(Cost $123,563,778)                                             123,563,778        123,563,778
----------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,072,972,519)                     100.9%     2,030,120,426
----------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                  (0.9)      (18,167,373)
                                                                ------------------------------
Net Assets                                                            100.0%   $ 2,011,953,053
                                                                ==============================

-----------
FOOTNOTES TO STATEMENT OF INVESTMENTS

* December 30, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1. Represents the current interest rate for a variable or increasing rate security.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

3.   Interest or dividend is paid-in-kind, when applicable.

4.   Non-income producing security.

5. Restricted security. The aggregate value of restricted securities as of December 30, 2011 was $2,354,156, which represents 0.12% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                            ACQUISITION                             UNREALIZED
SECURITY                       DATE         COST        VALUE      APPRECIATION
--------------------------------------------------------------------------------
Aleris Corp.                  4/23/10    $2,349,471   $2,354,156          $4,685

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                SHARES/UNITS/                                   SHARES/UNITS/
                                                  PRINCIPAL           GROSS        GROSS          PRINCIPAL
                                              SEPTEMBER 30, 2011    ADDITIONS     REDUCTIONS  DECEMBER 30, 2011
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                           23,263,778    194,500,000   94,200,000        123,563,778
Young Broadcasting, Inc., Cl. A                            5,508             --           --              5,508
Young Broadcasting, Inc., Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, 8%,
6/30/15                                                4,457,172             --    4,457,172                 --
Young Broadcasting, Inc., Wts., Strike
Price $0.01, Exp. 12/24/24                                 1,920             --           --              1,920

                                                                                           REALIZED
                                                                    VALUE        INCOME       GAIN
------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                                     $ 123,563,778    $ 30,689  $        --

Young Broadcasting, Inc., Cl. A                                    16,799,400          --           --
Young Broadcasting, Inc., Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, 8%,
6/30/15                                                                    --      73,296      106,120
Young Broadcasting, Inc., Wts., Strike
Price $0.01, Exp. 12/24/24                                          5,856,000          --           --
                                                                --------------------------------------
                                                                $ 146,219,178   $ 103,985    $ 106,120
                                                                ======================================

7.   Rate shown is the 7-day yield as of December 30, 2011.

16 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:


     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).


The table below categorizes amounts as of December 30, 2011 based on valuation input level:

                                                                 LEVEL 2--
                                                                     OTHER           LEVEL 3--
                                              LEVEL 1--        SIGNIFICANT         SIGNIFICANT
                                             UNADJUSTED         OBSERVABLE        UNOBSERVABLE
                                          QUOTED PRICES             INPUTS              INPUTS              VALUE
-----------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Corporate Loans                      $               --  $   1,849,665,266   $              84     $1,849,665,350
Corporate Bonds and Notes                            --         20,455,860              43,747         20,499,607
Preferred Stocks                                     --                 --                  --                 --
Common Stocks                                    11,823          8,745,435          16,913,633         25,670,891
Rights, Warrants and Certificates                    --          4,864,800           5,856,000         10,720,800
Investment Company                          123,563,778                 --                  --        123,563,778
                                    -----------------------------------------------------------------------------
Total Assets                         $      123,575,601  $   1,883,731,361   $      22,813,464     $2,030,120,426
                                    -----------------------------------------------------------------------------


Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.


See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.


NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since December 30, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

17 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Loans are valued at the mean between the "bid" and "asked" price, as typically obtained from independent pricing services. These prices are determined based upon information obtained from market participants including the average of broker-dealer price quotations. Loans may also be valued based upon price quotations obtained directly from a broker-dealer. Price quotations provided by broker-dealers may be based on reported trade data, to the extent the loan has recently traded.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

18 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS December 30, 2011* (Unaudited)

LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

As of December 30, 2011, securities with an aggregate market value of $1,849,665,350 representing 91.93% of the Fund's net assets were comprised of loans.

CREDIT RISK. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers subsequently miss an interest payment. Information concerning securities not accruing income as of December 30, 2011 is as follows:

Cost                                                                $4,637,680
------------------------------------------------------------------------------
Market Value                                                          $274,499
------------------------------------------------------------------------------
Market Value as a % of Net Assets                                        0.01%
------------------------------------------------------------------------------

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RESTRICTED SECURITIES

As of December 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

19 | Oppenheimer Master Loan Fund, LLC

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 2/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 2/9/2012

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 2/9/2012